Exhibit 99.1

ILPT Trust 2019-SURF

Commercial Mortgage Pass-Through Certificates, Series 2019-SURF

Report To:

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

UBS AG

UBS Securities LLC

14 February 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Morgan Stanley Capital I Inc. Morgan Stanley Mortgage Capital Holdings LLC Morgan Stanley Bank, N.A. Morgan Stanley & Co. LLC 1585 Broadway New York, New York 10036	Citi Real Estate Funding Inc. Citigroup Global Markets Inc. 390 Greenwich Street New York, New York 10013
JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	UBS AG UBS Securities LLC 1285 Avenue of the Americas New York, New York 10019

Re:	ILPT Trust 2019-SURF (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2019-SURF (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Morgan Stanley Capital I Inc. (the “Depositor”) with respect to the Mortgage Loan (as defined in Attachment A) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originators of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

14 February 2019

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of six promissory notes (collectively, the “Trust Notes”) evidencing a portion of a ten-year fixed-rate loan (the “Mortgage Loan”),
b.	The Mortgage Loan is part of a split loan structure comprised of the Mortgage Loan and five other promissory notes (collectively, the “Companion Loans,” together with the Mortgage Loan, the “Whole Loan”), which will not be assets of the Issuing Entity and
c.	The Whole Loan is secured primarily by a first mortgage lien on the borrowers’ fee simple interests in 177 leased fee properties, 8 industrial properties and 1 parking lot property (each, a “Property” and collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Companion Loans, Whole Loan and Properties as of 7 March 2019 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 6

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Companion Loans, Whole Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Whole Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Whole Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:

a.	First Payment Date and

b.	Maturity Date

of the Whole Loan, both as shown on the Final Data File, we recalculated the “Original Loan Term (mos)” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:

a.	Original Loan Term (mos) and

b.	Seasoning

of the Whole Loan, both as shown on the Final Data File, we recalculated the “Remaining Loan Term (mos)” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 6

7.	The loan agreement Source Document indicates that the Whole Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use the “Original Loan Term (mos)” of the Whole Loan, as shown on the Final Data File, for the original interest-only period of the Whole Loan (the “IO Term (mos)”),
b.	Use “0” for the original amortization term of the Whole Loan (the “Original Amortization Term”),
c.	Use the “Whole Loan Original Balance” of the Whole Loan and each Property, as shown on the Final Data File, as:
i.	The principal balance of the Whole Loan and each Property as of the Reference Date (the “Whole Loan Cut-off Date Balance”) and
ii.	The principal balance of the Whole Loan and each Property as of the “Maturity Date” of the Whole Loan (the “Whole Loan Balloon Balance”),
d.	Use the “Mortgage Loan Original Balance” of the Mortgage Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Mortgage Loan Cut-off Date Balance”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balloon Balance”) and
e.	Use the “Companion Loan Original Balance” of the Companion Loans, as shown on the Final Data File, as:
i.	The principal balance of the Companion Loans as of the Reference Date (the “Companion Loan Cut-off Date Balance”) and
ii.	The principal balance of the Companion Loans as of the “Maturity Date” of the Companion Loans (the “Companion Loan Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 6

8.	Using the:
a.	Mortgage Loan Original Balance,
b.	Whole Loan Original Balance,
c.	Interest Rate and
d.	Interest Accrual Method

of the Mortgage Loan and Whole Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 8., we recalculated the:

i.	Mortgage Loan Monthly IO Payment,
ii.	Mortgage Loan Annual IO Debt Service,
iii.	Whole Loan Monthly IO Payment and
iv.	Whole Loan Annual IO Debt Service

of the Mortgage Loan and Whole Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly IO Payment” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Monthly IO Payment” of the Whole Loan as 1/12th of the product of:

a.	The “Whole Loan Original Balance,” as shown on the Final Data File,
b.	The “Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual IO Debt Service” as twelve (12) times the “Mortgage Loan Monthly IO Payment” of the Mortgage Loan.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Annual IO Debt Service” as twelve (12) times the “Whole Loan Monthly IO Payment” of the Whole Loan.

Attachment A Page 5 of 6

9.	Using the:
a.	Whole Loan Annual IO Debt Service,
b.	Whole Loan Cut-off Date Balance,
c.	Whole Loan Balloon Balance,
d.	Underwritten NOI,
e.	Underwritten NCF,
f.	Appraisal Value and
g.	Total Property SF

of the Whole Loan and each Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten IO NOI DSCR,
ii.	Underwritten IO NCF DSCR,
iii.	Cut-off Date LTV,
iv.	Maturity Date LTV,
v.	Underwritten NOI Debt Yield,
vi.	Underwritten NCF Debt Yield and
vii.	Whole Loan PSF

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Underwritten IO NOI DSCR” and “Underwritten IO NCF DSCR” to two decimal places and
b.	Round the “Cut-off Date LTV,” “Maturity Date LTV,“ “Underwritten NOI Debt Yield” and “Underwritten NCF Debt Yield” to the nearest 1/10th of one percent.

10.	Using the:
a.	Major Tenant 1 UW Base Rent,
b.	Major Tenant 2 UW Base Rent,
c.	Major Tenant 3 UW Base Rent,
d.	Major Tenant 4 UW Base Rent and
e.	Major Tenant 5 UW Base Rent

of each Property, all as shown on the Final Data File, and the total underwritten base rent for each Property, as shown on the underwritten rent roll Source Document, we recalculated the:

i.	Major Tenant 1 % UW Base Rent,

ii.	Major Tenant 2 % UW Base Rent,

iii.	Major Tenant 3 % UW Base Rent,

iv.	Major Tenant 4 % UW Base Rent and

v.	Major Tenant 5 % UW Base Rent

of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 6

11.	Using the:
a.	Interest Rate and
b.	Administrative Fee Rate

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Whole Loan Source Documents

Source Document Title	Source Document Date

Promissory Notes	29 January 2019

Loan Agreement	29 January 2019

Schedule of Allocated Whole Loan Amounts	Not Dated

Closing Statement	29 January 2019

Non-Consolidation Opinion	29 January 2019

Guaranty Agreement	29 January 2019

Cash Management Agreement	29 January 2019

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Engineering Reports	Various

Phase I Environmental Reports	Various

USPS Internet Site (www.usps.gov)	Not Applicable

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	Not Dated

Borrower Rent Roll	13 December 2018

Insurance Review Report	28 January 2019

Environmental Insurance Review Report	29 January 2019

Tenant Lease Agreements	Various

Tenant Lease Agreement Summaries	Various

Exhibit 1 to Attachment A

Property Source Documents (continued)

Source Document Title	Source Document Date

Tenant Lease Renewal Summary	Not Dated

Draft Title Policies (see Note 1)	Not Dated

Management Agreements	29 January 2019

Note:

1.	For the purpose of the procedures described in this report, the Depositor instructed us to treat the draft title policy Source Documents as fully executed, which are hereinafter referred to as the “Title Policies.”

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report or Title Policy
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	Appraisal Report or USPS Internet Site (www.usps.gov)
Zip Code	Appraisal Report or USPS Internet Site (www.usps.gov)
Property Type (see Note 2)	Appraisal Report
Property Type Detail (see Note 2)	Appraisal Report
Year Built (see Note 3)	Appraisal Report or Engineering Report
Most Recent Renovation (see Note 3)	Appraisal Report or Engineering Report
Total Property SF	Underwritten Rent Roll
Total Property Occupancy Rate	Underwritten Rent Roll
Occupancy As of Date (see Note 4)	Underwritten Rent Roll or Borrower Rent Roll

Third Party Information:

Characteristic	Source Document(s)

Appraisal Date	Appraisal Report
Appraisal Value	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report

Major Tenant Information: (see Note 5)

Characteristic	Source Document(s)

Major Tenant 1	Underwritten Rent Roll
Major Tenant 1 UW Base Rent	Underwritten Rent Roll
Major Tenant 1 Sq. Ft.	Underwritten Rent Roll
Major Tenant 1 Expiration	Underwritten Rent Roll
Major Tenant 2	Underwritten Rent Roll
Major Tenant 2 UW Base Rent	Underwritten Rent Roll
Major Tenant 2 Sq. Ft.	Underwritten Rent Roll
Major Tenant 2 Expiration	Underwritten Rent Roll
Major Tenant 3	Underwritten Rent Roll
Major Tenant 3 UW Base Rent	Underwritten Rent Roll
Major Tenant 3 Sq. Ft.	Underwritten Rent Roll
Major Tenant 3 Expiration	Underwritten Rent Roll

Exhibit 2 to Attachment A

Major Tenant Information: (continued)

Characteristic	Source Document(s)

Major Tenant 4	Underwritten Rent Roll
Major Tenant 4 UW Base Rent	Underwritten Rent Roll
Major Tenant 4 Sq. Ft.	Underwritten Rent Roll
Major Tenant 4 Expiration	Underwritten Rent Roll
Major Tenant 5	Underwritten Rent Roll
Major Tenant 5 UW Base Rent	Underwritten Rent Roll
Major Tenant 5 Sq. Ft.	Underwritten Rent Roll
Major Tenant 5 Expiration	Underwritten Rent Roll

Underwriting Information: (see Note 6)

Characteristic	Source Document(s)

Fourth Most Recent NOI Date	Underwriter’s Summary Report
Fourth Most Recent NOI	Underwriter’s Summary Report
Third Most Recent NOI Date	Underwriter’s Summary Report
Third Most Recent NOI	Underwriter’s Summary Report
Second Most Recent NOI Date	Underwriter’s Summary Report
Second Most Recent NOI	Underwriter’s Summary Report
Most Recent NOI Date	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent Revenue	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
Underwritten Effective Gross Income	Underwriter’s Summary Report
Underwritten Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Replacement Reserve	Underwriter’s Summary Report
Underwritten TI/LC Reserve	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Real Estate Tax Escrow – Initial	Loan Agreement
Real Estate Tax Escrow – Ongoing	Loan Agreement
Insurance Escrow – Initial	Loan Agreement
Insurance Escrow – Ongoing	Loan Agreement
Replacement Reserve Escrow – Initial	Loan Agreement
Replacement Reserve Escrow – Ongoing	Loan Agreement
Immediate Repairs Escrow – Initial	Loan Agreement
Immediate Repairs Escrow – Ongoing	Loan Agreement
Rollover Escrow – Initial	Loan Agreement
Rollover Escrow – Ongoing	Loan Agreement
Other Escrow Required	Loan Agreement
Other Escrow – Description	Loan Agreement
Other Escrow – Initial	Loan Agreement
Other Escrow – Ongoing	Loan Agreement

Whole Loan Information:

Characteristic	Source Document(s)

Whole Loan Original Balance	Schedule of Allocated Whole Loan Amounts
Borrower	Loan Agreement
Sponsor	Loan Agreement
Carve-Out Guarantor(s)	Loan Agreement
Title Type (see Note 2)	Title Policy
Interest Accrual Method	Loan Agreement
Interest Accrual Start	Loan Agreement
Interest Accrual End	Loan Agreement
Origination Date	Loan Agreement
First Payment Date	Loan Agreement
Grace Period	Loan Agreement
Interest Rate	Loan Agreement
Maturity Date	Loan Agreement
Lockout Expiration Date (see Note 7)	Loan Agreement
Open Period Begin Date (see Note 8)	Loan Agreement
Prepay Description (see Note 9)	Loan Agreement
Lockbox (see Note 10)	Loan Agreement and Cash Management Agreement
Cash Management (see Note 11)	Loan Agreement and Cash Management Agreement
Additional Financing	Loan Agreement

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For each Property listed in the table below, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristic, even though the information in the “Provided Value” column did not agree with the information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Property	Characteristic	Source Document Value	Provided Value

1052 Ahua Street	Property Type	Leased Fee	Other
	Property Type Detail	Leased Fee	Parking

855 Mapunapuna Street	Title Type	<unable to determine>	Fee Simple

2816 Awaawaloa Street	Title Type	<unable to determine>	Fee Simple

2864 Awaawaloa Street	Title Type	<unable to determine>	Fee Simple

2850 Awaawaloa Street	Title Type	<unable to determine>	Fee Simple

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in the table that was provided by the Depositor.

3.	For each Property on the Preliminary Data File with the “Property Type” characteristic as “Leased Fee” or “Other,” the Depositor instructed us to use “NAP” for the “Year Built” and “Most Recent Renovation” characteristics.

4.	For each Property on the Preliminary Data File with the “Major Tenant 2” characteristic as “NAP,” the Depositor instructed us to use the Reference Date of the Whole Loan for the “Occupancy As of Date” characteristic.

5.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations (if any), to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, all as shown in the applicable Source Document(s).

6.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

Exhibit 2 to Attachment A

Notes: (continued)

7.	For the purpose of comparing the “Lockout Expiration Date” characteristic, the Depositor instructed us to use the day prior to the first payment date which occurs during the defeasance and yield maintenance period, as described in the applicable Source Document(s).

8.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first payment date which occurs during the open period, as described in the applicable Source Document(s).

9.	For the purpose of comparing the “Prepay Description” characteristic, the Depositor instructed us to assume that the entire “Loan” (as defined in the loan agreement Source Document) has been securitized.

10.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” characteristic if the applicable Source Document(s) require the borrowers to direct tenants to pay rents directly to a lockbox account controlled by the lenders.

11.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrowers and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lenders, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan Number
Unique ID
Loan / Property Name
Environmental Phase II Report Date
Seismic Report Date
Seismic PML
Mortgage Loan Original Balance
Companion Loan Original Balance
Monthly P&I Payment
Annual P&I Debt Service
Underwritten P&I NOI DSCR
Underwritten P&I NCF DSCR
Loan Purpose
Ground Lessor
Ground Lease Expiration Date
In Place/Future
Additional Financing Type
Additional Financing Origination Date
Additional Financing Amount
Additional Financing Lender
Additional Financing Interest Rate
Additional Financing Interest Accrual Method
Additional Financing Amortization Type
Additional Financing Cumulative Loan PSF
Additional Financing Cumulative LTV
Additional Financing Monthly IO Payment
Additional Financing Annual IO Payment
Additional Financing Monthly P&I Payment
Additional Financing Annual P&I Payment
Additional Financing Cumulative IO DSCR on NCF
Additional Financing Cumulative P&I DSCR on NCF
Additional Financing Cumulative Debt Yield on NOI
Administrative Fee Rate
Subgroup

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.